FAIR VALUE MEASURMENTS (Schedule of Assets and Liabilities Measured at Fair Value) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 42,757	$ 56,747
Currency options designated as hedging instruments (current liability)	17	(5)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	954	1,977
Currency options designated as hedging instruments (current liability)
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	41,803	54,770
Currency options designated as hedging instruments (current liability)	$ 17	$ (5)